Pension Plans and Defined Contribution Plan - Schedule of Amounts Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit liability	$ (33,300)	$ (43,331)	$ (40,165)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit liability		(43,331)	(40,165)
Accumulated other comprehensive income		70,517	61,531
Net amount recognized		$ 27,186	$ 21,366